Document and Entity Information	12 Months Ended
Jul. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Jul. 31, 2014
Entity Registrant Name	ARISTOCRAT GROUP CORP.
Entity Central Index Key	0001527027
Entity Filer Category	Smaller Reporting Company
Amendment Flag	true
Amendment Number	1
Amendment Description
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the commission, acting pursuant to said section 8(a), may determine.